Derivative Financial Instruments	12 Months Ended
Dec. 28, 2014
Derivative Financial Instruments
Derivative Financial Instruments

6. Derivative Financial Instruments

        On April 15, 2013, the Company entered into a five-year interest rate swap agreement (the "Swap") to fix the LIBOR component of interest under the Term Loan Facility at 1.7325% on a variable notional amount starting at $422.7 million and declining to $359.7 million for the period from September 30, 2014 through March 29, 2018. The Swap has been designated as a cash flow hedge against LIBOR interest rate movements and formally assessed, both at inception and at least quarterly thereafter, as to whether it was effective in offsetting changes in cash flows of the hedged item. The portion of the change in fair value attributable to hedge ineffectiveness was recorded in "Interest expense, net" in the consolidated statements of operations and comprehensive (loss) income. The portion of the change in fair value attributable to hedge effectiveness, net of income tax effects, was recorded to "Accumulated other comprehensive (loss) income" in the consolidated statements of stockholders' equity.

        On May 30, 2013, the Company entered into an amendment to the Swap to change the fixed LIBOR component to 1.5995% and the floor rate to 1.00%.

        As of December 28, 2014 and December 29, 2013, the fair value carrying amount of the Company's interest rate swaps are recorded as follows (in thousands):

	December 28, 2014	December 29, 2013
Other assets	$3,082	$5,460
Accrued expenses	(2,426)	(629)

Total derivatives designated as hedging instruments	$656	$4,831

        The following tables summarize the loss recognized in accumulated other comprehensive income ("AOCI") and the amount of gain reclassified from AOCI into earnings for the year ended December 28, 2014 (in thousands):

	Amount of Loss Recognized in AOCI on Derivative, Net of Tax (Effective Portion)	Amount of Gain Recognized in Earnings on Derivative, Net of Tax (Ineffective Portion)
Interest rate swaps	$(2,495)	$9